Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$97,872,727.64	0.9703820	$83,412,727.09	0.8270149	$14,460,000.55
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$187,342,727.64	0.1413555	$172,882,727.09	0.1304450	$14,460,000.55

Weighted Avg. Coupon (WAC)	3.31%		3.32%
Weighted Avg. Remaining Maturity (WARM)	22.16		21.34
Pool Receivables Balance	$210,380,441.62		$195,629,104.18
Remaining Number of Receivables	31,947		31,113

Adjusted Pool Balance	$207,372,928.02		$192,912,927.47

III. COLLECTIONS

Principal:
Principal Collections	$14,353,774.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$191,943.60
Total Principal Collections	$14,545,717.82

Interest:
Interest Collections	$582,512.44
Late Fees & Other Charges	$45,062.31
Interest on Repurchase Principal	$-
Total Interest Collections	$627,574.75

Collection Account Interest	$10,103.01
Reserve Account Interest	$2,482.52
Servicer Advances	$-

Total Collections	$15,185,878.10

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,185,878.10
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,185,878.10

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$175,317.03	$-	$175,317.03	$175,317.03
	Collection Account Interest					$10,103.01
	Late Fees & Other Charges					$45,062.31
Total due to Servicer						$230,482.35

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$119,078.49		$119,078.49

	Total Class A interest:		$119,078.49		$119,078.49	$119,078.49

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$14,677,319.26

9.	Regular Principal Distribution Amount:					$14,460,000.55

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$14,460,000.55
	Class A Notes Total:		$14,460,000.55		$14,460,000.55
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,460,000.55		$14,460,000.55

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					217,318.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,007,513.60
Beginning Period Amount	$3,007,513.60
Current Period Amortization	$291,336.89
Ending Period Required Amount	$2,716,176.71
Ending Period Amount	$2,716,176.71
Next Distribution Date Required Amount	$2,441,620.29

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	9.66%	10.38%	10.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.23%	30,562	97.07%	$189,897,220.77
30 - 60 Days	1.31%	409	2.12%	$4,144,022.79
61 - 90 Days	0.36%	113	0.64%	$1,244,460.56
91-120 Days	0.09%	29	0.18%	$343,400.06
121 + Days	0.00%	0	0.00%	$-
Total		31,113		$195,629,104.18

Delinquent Receivables 30+ Days Past Due
Current Period	1.77%	551	2.93%	$5,731,883.41
1st Preceding Collection Period	1.79%	572	2.92%	$6,134,292.77
2nd Preceding Collection Period	1.79%	588	2.87%	$6,501,236.35
3rd Preceding Collection Period	1.59%	538	2.53%	$6,156,435.57
Four-Month Average	1.73%		2.81%

Repossession in Current Period		19		$176,254.87
Repossession Inventory		70		$128,355.44

Current Charge-Offs
Gross Principal of Charge-Offs				$397,563.22
Recoveries				$(191,943.60)
Net Loss				$205,619.62

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.17%

Average Pool Balance for Current Period				$203,004,772.90

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.22%
1st Preceding Collection Period				0.59%
2nd Preceding Collection Period				0.27%
3rd Preceding Collection Period				0.56%
Four-Month Average				0.66%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,817	$41,917,477.05
Recoveries		24	2,539	$(23,789,871.20)
Net Loss				$18,127,605.85
Cumulative Net Loss as a % of Initial Pool Balance				1.33%

Net Loss for Receivables that have experienced a Net Loss *		30	2,330	$18,214,096.12
Average Net Loss for Receivables that have experienced a Net Loss				$7,817.21

Principal Balance of Extensions				$3,073,331.61
Number of Extensions				297

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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